  ATR QM Data Fields

Loans in Report: 7

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXX	93363	Not covered/exempt	No	No
XXXXXXX	58935	Not covered/exempt	No	No
XXXXXXX	59098	Non-QM: Compliant with ATR	No	Yes
XXXXXXX	38449	Non-QM: Compliant with ATR	No	Yes
XXXXXXX	16253	Not covered/exempt	No	No
XXXXXXX	38151	Non-QM: Compliant with ATR	No	Yes
XXXXXXX	57746	Not covered/exempt	No	No
7